Right-of-use of assets	12 Months Ended
Jun. 30, 2020
Right-of-use Of Assets
Right-of-use of assets

13. Right-of-use of assets

	Land – Farms	Buildings and improvements	Vehicles and Agricultural Machinery	Total Right-of-use of assets
At June 30, 2020
First-time adoption	87,209	538	5,047	92,794
New contracts	28,365	-	601	28,966
Adjustments	6,873	331	(2,511)	4,693
(-) Depreciation / Amortization	(23,335)	(580)	(1,723)	(25,638)
Excgange rate variation	251	3	24	278
Ending balance, net	99,363	292	1,438	101,093
At June 30, 2020
Total cost	122,698	872	3,161	126,731
Cumulative depreciation	(23,335)	(580)	(1,723)	(25,638)
Ending balance, net	99,363	292	1,438	101,093
Annual depreciation rates (weighted average) - %	10-25	50	50